Loans At Amortized Cost_Details Of Loans(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)
Details Of Loans Line Items [Line Items]
Loans at amortised cost	₩ 339,684,059	[1]	$ 293,981,669		₩ 319,201,603
Loans at amortized cost
Details Of Loans Line Items [Line Items]
Loans at amortised cost	341,363,805				321,058,158
Deferred loan origination fees and costs
Details Of Loans Line Items [Line Items]
Loans at amortised cost	728,270				753,126
Allowance for impairment
Details Of Loans Line Items [Line Items]
Loans at amortised cost	₩ (2,408,016)				₩ (2,609,681)

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.